Themes Global Systemically Important Banks ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Banking - 81.8%(a)
Agricultural Bank of China Ltd. - Class H	192,709	$109,919
Banco Santander SA - ADR	22,769	103,827
Bank of America Corp.	2,385	104,821
Bank of China Ltd. - Class H	212,330	108,535
Bank of Communications Co. Ltd. - Class H	135,103	111,156
Barclays PLC - ADR	7,995	106,253
BNP Paribas SA - ADR	3,438	105,547
China Construction Bank Corp. - Class H	128,942	107,581
Citigroup, Inc.	1,509	106,218
Credit Agricole SA	7,615	104,831
Deutsche Bank AG	6,033	102,863
HSBC Holdings PLC - ADR	2,148	106,240
Industrial & Commercial Bank of China Ltd. - ADR	8,383	111,326
ING Groep NV - ADR	6,695	104,911
JPMorgan Chase & Co.	436	104,513
Mitsubishi UFJ Financial Group, Inc. - ADR	8,998	105,456
Mizuho Financial Group, Inc. - ADR	21,234	103,834
Royal Bank of Canada	864	104,121
Societe Generale SA	3,711	104,404
Standard Chartered PLC - ADR	4,135	103,168
Sumitomo Mitsui Financial Group, Inc. - ADR	7,289	105,618
Toronto-Dominion Bank	2,003	106,640
Wells Fargo & Co.	1,499	105,290
		2,437,072

Financial Services - 17.7%
Bank of New York Mellon Corp.	1,346	103,413
Goldman Sachs Group, Inc.	187	107,080
Morgan Stanley	847	106,485
State Street Corp.	1,082	106,199
UBS Group AG	3,463	104,998
		528,175
TOTAL COMMON STOCKS (Cost $2,752,874)		2,965,247

SHORT-TERM INVESTMENTS - 0.5%		Value
Money Market Funds - 0.5%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (b)	16,387	16,387
TOTAL SHORT-TERM INVESTMENTS (Cost $16,387)		16,387

TOTAL INVESTMENTS - 100.0% (Cost $2,769,261)		2,981,634
Other Assets in Excess of Liabilities - 0.0% (c)		115
TOTAL NET ASSETS - 100.0%		$2,981,749
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes Global Systemically Important Banks ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,965,247	$–	$–	$2,965,247
Money Market Funds	16,387	–	–	16,387
Total Investments	$2,981,634	$–	$–	$2,981,634

Refer to the Schedule of Investments for further disaggregation of investment categories.